BUSINESS ACQUISITION (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Gain on bargain purchase			$ 102
Number of business acquisitions | Item	0
BaoAn [Member]
Business Acquisition [Line Items]
Gain on bargain purchase			102
Deferred tax liabilities, non-current			$ 16,368